Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net earnings	$ 19,830	$ 16,353
Other assets	(1,005)	(80)
Net cash provided by operating activities	21,373	20,558
Net cash provided by investing activities	(41,831)	(42,624)
Net cash used by financing activities	19,297	(1,043)
Cash and cash equivalents at beginning of period	59,266	82,375
Cash and cash equivalents at ending of period	58,105	59,266
Parent Company
Net earnings	19,830	16,353
Equity in undistributed earnings of subsidiaries	(14,398)	(9,255)
Other assets	(187)	(138)
Other liabilities	(21)	(111)
Net cash provided by operating activities	5,224	6,849
Net cash provided by investing activities	0	0
Cash dividends paid on common stock	(5,247)	(5,047)
Stock repurchase	0	1,998
Excise tax on stock repurchase	0	(20)
Proceeds from exercise of restricted stock units	50	51
Net cash used by financing activities	(5,197)	(7,014)
Net change in cash	27	(165)
Cash and cash equivalents at beginning of period	425	590
Cash and cash equivalents at ending of period	$ 452	$ 425